Bank Loans - Schedule of Outstanding Balance of Bank Loans (Parentheticals) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loan from Bank of Communication [Member]
Schedule of Outstanding Balance of Bank Loans [Line Items]
Aggregated carrying value	$ 2.1	$ 2.1
Loans from Bank of Zhuhai Rural Commercial [Member]
Schedule of Outstanding Balance of Bank Loans [Line Items]
Fixed interest rate	3.00%
Aggregated carrying value	$ 1.6	1.6
Loan from SPD Bank [Member]
Schedule of Outstanding Balance of Bank Loans [Line Items]
Aggregated carrying value		$ 1.6
Minimum [Member] | Loan from Bank of Communication [Member]
Schedule of Outstanding Balance of Bank Loans [Line Items]
Fixed interest rate	3.20%	3.20%
Maturity Date	January 15, 2025	January 15, 2025
Minimum [Member] | Loans from Bank of Zhuhai Rural Commercial [Member]
Schedule of Outstanding Balance of Bank Loans [Line Items]
Maturity Date	July 24, 2025	July 24, 2025
Minimum [Member] | Loan from SPD Bank [Member]
Schedule of Outstanding Balance of Bank Loans [Line Items]
Fixed interest rate	3.50%	3.50%
Maturity Date	July 16, 2024	July 16, 2024
Maximum [Member] | Loan from Bank of Communication [Member]
Schedule of Outstanding Balance of Bank Loans [Line Items]
Fixed interest rate	3.60%	3.60%
Maturity Date	March 12, 2026	March 12, 2026
Maximum [Member] | Loans from Bank of Zhuhai Rural Commercial [Member]
Schedule of Outstanding Balance of Bank Loans [Line Items]
Maturity Date	July 30, 2028	July 30, 2028
Maximum [Member] | Loan from SPD Bank [Member]
Schedule of Outstanding Balance of Bank Loans [Line Items]
Fixed interest rate	4.00%	4.00%
Maturity Date	December 16, 2025	December 16, 2025